Provisions (Details) - Schedule of provisions - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions (Details) - Schedule of provisions [Line Items]
Additional provisions	$ 113,888	$ 56,050
Warranty provision [member]
Provisions (Details) - Schedule of provisions [Line Items]
At January 1	149,526	258,320
Used during the year	(32,366)	(46,592)
Reversal of unused amounts	(98,558)	(95,297)
Exchange differences	(33)	(22,955)
At December 31	$ 132,457	$ 149,526